Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income before income taxes	$ 216,617	$ 70,820	$ 46,583
Income tax expense at the PRC statutory rate	(54,154)	(17,705)	(11,646)
International tax rate differential	(419)	(1,827)	(3,929)
Super deduction for research and development expenses	7,229	2,310	1,835
Non-deductible expenses	(2,225)	685	(1,865)
Other adjustments	(1,002)	(486)	14
Effect of preferential tax rate	19,224	7,018	6,562
Change in valuation allowance	2,656	4,415	(1,429)
Effect of PRC withholding tax	(2,747)	(15)	(14)
Total income tax expense	$ (31,438)	$ (5,605)	$ (10,472)